Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Conservative Portfolio	5/1/15
Variable Portfolio - Moderately Conservative Portfolio	5/1/15
Variable Portfolio - Moderate Portfolio	5/1/15
Variable Portfolio - Moderately Aggressive Portfolio	5/1/15
Variable Portfolio - Aggressive Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-75%*	5-15%*	0–10%*
Moderately Conservative Portfolio	25-40%*	50-65%*	0-10%*	0–10%*
Moderate Portfolio	40-55%*	40-55%*	0-5%*	0–10%*
Moderately Aggressive Portfolio	55-70%*	25-40%*	0-5%*	0–10%*
Aggressive Portfolio	70-85%*	10-25%*	0-5%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Conservative Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-75%*	5-15%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderately Conservative Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Moderately Conservative Portfolio	25-40%*	50-65%*	0-10%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

VARIABLE PORTFOLIO-MODERATE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderate Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Moderate Portfolio	40-55%*	40-55%*	0-5%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderately Aggressive Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Moderately Aggressive Portfolio	55-70%*	25-40%*	0-5%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 18, 2015
to the Prospectus, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Aggressive Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
The Board of Trustees of the Columbia Funds Variable Series Trust II (the Board) has approved, subject to shareholder approval at a special meeting to be held on August 26, 2015 (the Meeting) certain changes to the investment management services agreement (the IMS Agreement) for each of the Funds. Shareholders of record of each Fund at the close of business on June 26, 2015 are entitled to notice of, and to vote at, the Meeting.
Proposed Change to Investment Management Services Agreement. The Board has approved, subject to shareholder approval, an amendment to the IMS Agreement that will result in each Fund paying an investment advisory fee to the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), for the portion of assets of each Fund invested in a broad range of securities and other instruments, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments).
The Funds were each originally intended as a “fund-of-funds” that would invest exclusively in underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (Underlying Funds). Each of the Funds, since its inception, has invested exclusively in Underlying Funds. Because Columbia Management earns an advisory fee at the Underlying Fund level, Columbia Management determined, when the Funds were launched, not to receive advisory fees at the Fund level. As part of a plan designed to increase the return potential of the Funds, the Funds have recently expanded their investment mandate to facilitate investments in Non-Underlying Fund Investments, in addition to shares of the Underlying Funds. This proposed change, for which Fund shareholder approval will be sought, is intended to enable Columbia Management to be more tactical in seeking to better position the Funds’ portfolios for increased return potential.
An investment advisory fee will be added if the amendment to the IMS Agreement is approved for each Fund by its shareholders. However, overall Fund expenses will decrease, increase, or remain the same depending primarily on the “acquired fund fees and expenses”, i.e., the fees and expenses attributable to the Fund’s investments in the Underlying Funds. For example, the overall expenses paid by a Fund may decrease if the fees and expenses of the Underlying Funds are reduced due to the mix of investments made in such Underlying Funds, which will change over time. Assuming the proposal had been approved by the Fund’s shareholders at the beginning of the Fund’s last fiscal year, the Fund’s total annual operating expenses would not have increased as a result of the amendment to the IMS Agreement. Comparisons of the current and proposed investment advisory fee structure for each Fund, and gross and net expense ratios, will be described in a proxy statement anticipated to be mailed to shareholders in July.
The first paragraph in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income, and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward foreign currency contracts, futures (including index futures and interest rate futures), and swaps (including total return swaps, credit default swaps and interest rate swaps). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income, and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
The Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each Fund is hereby superseded and replaced to reflect as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Aggressive Portfolio	70-85%*	10-25%*	0-5%*	0–10%*

* As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).
The paragraph following the Asset Class Exposures table in the "Principal Investment Strategies" section in the Summary of the Fund for each of the Funds is hereby superseded and replaced as follows:
In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.
The "Principal Risks" sections in the Summary of the Fund for each Fund are hereby revised to include the following risks:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk, hedging and correlation risk, pricing risk, liquidity risk and interest rate risk, each of which may result in significant losses for the Fund.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).